TCW Global Real Estate Fund
TCW Global Real Estate Fund
Investment Objective
The Fund’s investment objective is to seek to maximize total return from current income and long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees TCW Global Real Estate Fund (USD $)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses TCW Global Real Estate Fund		Class I	Class N
Management fees		0.80%	0.80%
Distribution and/or service (12b-1) fees		none	0.25%
Other Expenses	[1]	10.54%	10.54%
Total annual fund operating expenses		11.34%	11.59%
Fee Waiver and/or Expense Reimbursement	[2]	9.88%	10.13%
Net Expenses	[2]	1.46%	1.46%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund’s assets.
[2]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.46% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period November 24, 2014 through December 1, 2015. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example TCW Global Real Estate Fund (USD $)	1 Year	3 Years
Class I	149	2,350
Class N	149	2,393

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, no portfolio turnover figures are available.
Principal Investment Strategies
The Fund will invest (except when maintaining a temporary defensive position) at least 80% of its net assets plus any borrowings for investment purposes in equity securities of real estate investment trusts (“REITs”) and real estate companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Real estate companies are companies that in whole or part derive their assets, revenues, or net profits from the ownership, construction, management, or sale of residential, commercial, or industrial real estate, e.g. housing and homebuilding companies; real estate brokers and land developers; and companies with significant real estate holdings. The Fund may also invest in shares of companies such as software companies, information technology companies, or other companies that provide real estate related services.

Under normal market conditions, the Fund will invest in securities of issuers located in at least three different countries (one of which may be the United States) and will invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges or NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund may invest in securities of issuers located in developed and emerging market countries. The Fund’s investments may be denominated in either local currency or U.S. dollars.

The Fund typically invests in a portfolio of 25 to 50 companies at any given time. In managing the Fund’s investment, the portfolio manager uses a “bottom-up” approach in seeking to identify securities for investment, with emphasis on assessing asset, earnings, cash flow and management quality and stability. The portfolio manager may use both qualitative and quantitative screening criteria to supplement the fundamental research. The Fund seeks to invest in companies trading at prices the portfolio manager believes are below their estimated intrinsic values based on the qualitative and quantitative criteria.

The Fund may invest in options on indices or sell listed covered call options on the stocks it owns. “Covered call options” generally refers to writing or selling call options (i.e. holding a “short” position) on assets on which it has long exposure in an attempt to generate increased income from the asset. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold when the issuing company fails to meet expectations, underlying fundamentals deteriorate, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, or, in the portfolio manager’s opinion, the security becomes fully valued, the security becomes too large a position in the Fund, or the individual security has reached the portfolio manager’s sell target.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  real estate investment trusts (“REITs”) risk: the risk that the value of the Fund’s investments in REITs will decline based on a decline in the value of real estate and general real estate market and local economic conditions. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and/or loans collateralized by real estate. REITs are also subject to highly technical and complex provisions under federal tax law.
  real estate industry concentration risk: the risk that because the Fund concentrates its investments in the real estate industry, it may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets. At times of such impact, the value of the Fund may fluctuate more widely than it would in a fund that invested more broadly across varying industries and sectors.
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.
  globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
  foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.
  emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.
  securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.
  mortgage/loan REIT risk: the risk that REITs invested in mortgages or loans may also be indirectly subject to various risks associated with those investments, including, but not limited to: interest rate risk, credit risk and defaulted securities risk as discussed below:
  -   interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.
  -   credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
  -   defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.
  frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.
  derivatives risk: the risk of investing in derivative instruments include liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Certain derivatives (e.g. currency futures) involve the investment of a small amount of cash relative to the magnitude of risk assumed, and may increase the impact of resulting gains and loss.
  leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.
  counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.
  options strategy risk: the risk that the Fund’s opportunity to profit from an increase in the market value of its investments may be limited by writing call options.
  investing in other investment companies risk: the risk that investments by the Fund in the shares of other investment companies, including exchange-traded funds (“ETFs”), are subject to the risks associated with an underlying fund’s portfolio securities. Accordingly, the Fund’s investment in shares of other investment companies will fluctuate in response to such underlying funds’ performance. In addition, Fund shareholders will indirectly bear a proportionate share of any underlying fund’s expenses, in addition to paying the Fund’s expenses. Other investment companies will have their own investment and valuation policies and procedures, each of which may vary from the Fund’s. There can be no assurance that the investment objective of any underlying fund will be achieved.
Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
Because the Fund has not yet commenced operations, it has no investment results.